Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net (loss) / income	$ (3,871,413)	$ 1,132,650
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization	357,482	170,826
Depreciation of right-of-use assets	170,060	142,888
Write off of property, plant and equipment		613
Change in fair value of derivative	(266,189)	(138,122)
Changes in operating assets and liabilities
Accounts receivable	(11,553,754)	(6,679,674)
Prepayments and other current assets	(3,768,410)	(19,042,364)
Accounts payable	14,554,185	14,779,300
Accrued expenses and other liabilities	2,619,266	218,115
Lease liabilities	(177,780)	(120,781)
Taxes payable	(6,663)	(496,305)
Net cash used in operating activities	(1,943,216)	(10,032,854)
Cash flows from investing activity:
Purchase of property, plant and equipment	(144,446)	(773,863)
Net cash used in investing activity	(144,446)	(773,863)
Cash flows from financing activities:
Proceed from issuance of shares net of share offering costs	1,345,000	13,176,717
Advance drawn down from bank	1,360,643
Net cash provided by financing activities	2,705,643	13,176,717
Net increase in cash	617,981	2,370,000
Cash at the beginning of the year	7,402,890	5,032,890
Cash at the end of the year	8,020,871	7,402,890
Cash paid during the year for:
Interest	591,858	302,486
Income taxes	28,057	794,910
NON-CASH TRANSACTION OF INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and lease liabilities	$ 372,134	$ 496,230